Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee grants long-term incentive awards to executive officers and other employees pursuant to the 2024 Stock Plan on hire, annually, and occasionally outside of the annual grant cycle under special circumstances.
Award Timing Method	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards granted in fiscal 2024, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards granted in fiscal 2024, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false